Concentration of risks (Details)	6 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2023 SGD ($) item	Sep. 30, 2023 item	Jun. 30, 2023 USD ($) item	Jun. 30, 2023 SGD ($) item	Jun. 30, 2022 item
Concentration of risks
Cash deposited with financial institutions	$ 563	$ 6,887,446		$ 0	$ 16,274
Cash balance deposited with financial institutions, that are subject to credit risk | $	$ 0
Number of BTC store | item	4.47	4.47		82.32	82.32	7.17
Number of BTCs pledged | item	55	55	55
Ownership and operation rights attributable to entity	100.00%
US
Concentration of risks
Insurance coverage for each bank | $	$ 250,000
Singapore
Concentration of risks
Deposit Insurance aggregate per depositor per Scheme member | $	$ 75,000
Customer Concentration Risk
Concentration of risks
Number of BTC store | item	4.47	4.47